                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               ------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Pitt Capital Group, Inc.
Address: 680 Andersen Drive
         Foster Plaza Ten
         Pittsburgh, PA 15220

Form 13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robin Miller
Title: Chief Compliance Officer
Phone: (412) 921-1822

Signature, Place, and Date of Signing:


/s/ Robin Miller   Pittsburgh, PA   February 3, 2009
----------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         96
Form 13F Information Table Value Total:   $363,110
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                                                                                   VOTING AUTHORITY
        NAME OF             TITLE OF                VALUE    SHRS OR PRN                    INVESTMENT   OTHER    ------------------
        ISSUER                CLASS       CUSIP    (x$1000)     AMOUNT    SH/PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------  --------------  ---------  --------  -----------  ------  --------  ----------  --------  ----  ------  ----
3M Company              COM             88579y101     474          8        SH                 SOLE                  8
Abbott Labs             COM             002824100    2128         40        SH                 SOLE                 40
Advanced Med Opt        COM             00763m108    1953        295        SH                 SOLE                295
ALCOA                   COM             013817101    3252        289        SH                 SOLE                289
Allergan                COM             018490102    8872        220        SH                 SOLE                220
Allstate Corp.          COM             020002101     294          9        SH                 SOLE                  9
Altria Group            COM             02209S103     254         17        SH                 SOLE                 17
American Express        COM             025816109     247         13        SH                 SOLE                 13
American Intl Group     COM             026874107      17         11        SH                 SOLE                 11
Amgen Inc.              COM             031162100    6380        110        SH                 SOLE                110
Ansys Inc.              COM             03662Q105     906         32        SH                 SOLE                 32
Arthur J Gallagher      COM             363576109    7169        277        SH                 SOLE                277
AT&T                    COM             00206r102   18768        659        SH                 SOLE                659
Bank of NY Mellon       COM             064058100    7702        272        SH                 SOLE                272
BankAmerica             COM             060505104     265         19        SH                 SOLE                 19
Baxter Intl             COM             071813109     489          9        SH                 SOLE                  9
BMC Software            COM             055921100    2241         83        SH                 SOLE                 83
Boeing                  COM             097023105   10660        250        SH                 SOLE                250
CA                      COM             12673P105   11159        602        SH                 SOLE                602
Caterpillar Inc.        COM             149123101     272          6        SH                 SOLE                  6
CBS Corp A              CL A            124857103     245         30        SH                 SOLE                 30
CBS Corp B              CL B            124857202      84         10        SH                 SOLE                 10
Charles Schwab Corp     COM             808513105    1396         86        SH                 SOLE                 86
Cisco Systems           COM             17275r102    1218         75        SH                 SOLE                 75
CIT Group               COM             125581108     513        113        SH                 SOLE                113
Coca Cola Co            COM             191216100     513         11        SH                 SOLE                 11
Colgate-Palmolive       COM             194162103     574          8        SH                 SOLE                  8
Comcast Corp A          CL A            20030n101   16065        952        SH                 SOLE                952
ConocoPhillips          COM             20825C104     275          5        SH                 SOLE                  5
Cons Communications     COM             209034107    3395        286        SH                 SOLE                286
Constellation Energy    COM             210371100    7325        292        SH                 SOLE                292
Cynosure                COM             232577205    2886        316        SH                 SOLE                316
Dell                    COM             24702r101    1626        159        SH                 SOLE                159
Dollar Thrifty Auto.    COM             256743105     156        143        SH                 SOLE                143
El Paso Corp.           COM             28336L109     786        100        SH                 SOLE                100
EMC Corp.               COM             268648102    4007        383        SH                 SOLE                383
Equitable Resources     COM             294549100     443         13        SH                 SOLE                 13
Erie Indemnity Co       CL A            29530P102    9410        250        SH                 SOLE                250
Exelon Corp.            COM             30161N101     336          6        SH                 SOLE                  6
Exxon Mobil             COM             30231G102    4591         58        SH                 SOLE                 58
Fedex Corporation       COM             31428X106    7256        113        SH                 SOLE                113
First Energy            COM             337932107     328          7        SH                 SOLE                  7
FNB Corp                COM             302520101    9963        755        SH                 SOLE                755
General Electric        COM             369604103   11022        680        SH                 SOLE                680

Hartford Finl Svcs      COM             416515104    2777        169        SH                 SOLE                169
Hercules Offshore       COM             427093109    2688        566        SH                 SOLE                566
Hewlett Packard         COM             428236103     281          8        SH                 SOLE                  8
Honeywell               COM             438516106    8461        258        SH                 SOLE                258
Ingersoll Rand          CL A            G4776G101    6631        382        SH                 SOLE                382
Intel Corp.             COM             458140100     793         54        SH                 SOLE                 54
Intl Business Mach      COM             459200101    4968         59        SH                 SOLE                 59
iShares MSCI-Japan      MSCI JAPAN      464286848    8122        848        SH                 SOLE                848
ITT Industries          COM             450911102    7306        159        SH                 SOLE                159
J.P. Morgan Chase       COM             46625H100     748         24        SH                 SOLE                 24
Johnson & Johnson       COM             478160104    1542         26        SH                 SOLE                 26
Joy Global Inc.         COM             481165108    4653        203        SH                 SOLE                203
Loews Corp              COM             540424108   16445        582        SH                 SOLE                582
Marsh & McLennan        COM             571748102    4181        172        SH                 SOLE                172
Matthews Intl           CL A            577128101    3662        100        SH                 SOLE                100
Medtronic               COM             585055106    8576        273        SH                 SOLE                273
Merck                   COM             589331107     611         20        SH                 SOLE                 20
Microsoft               COM             594918104    7040        362        SH                 SOLE                362
Mylan Inc               COM             628530107     377         38        SH                 SOLE                 38
Nvidia Corp             COM             67066g104     247         31        SH                 SOLE                 31
OPNET Technologies      COM             683757108    4289        435        SH                 SOLE                435
Oracle Corp             COM             68389x105     343         19        SH                 SOLE                 19
Pepsico                 COM             713448108     666         12        SH                 SOLE                 12
Pfizer Inc              COM             717081103    1091         62        SH                 SOLE                 62
Philip Morris Intl Inc  COM             718172109     705         16        SH                 SOLE                 16
PNC Financial           COM             693475105   10471        214        SH                 SOLE                214
PPG Inds                COM             693506107    1165         27        SH                 SOLE                 27
Procter & Gamble        COM             742718109     939         15        SH                 SOLE                 15
ProSh Shrt Lehmn 20+    INDEX           74347r297    6580        174        SH                 SOLE                174
Rockwell Collins        COM             774341101     234          6        SH                 SOLE                  6
Royal Dutch Shell       COM             780259206     414          8        SH                 SOLE                  8
RTI Intl. Metals        COM             74973W107    5815        406        SH                 SOLE                406
Russell 3000 Index      RUSSELL 3000    464287689    9717        187        SH                 SOLE                187
Sandisk Inc             COM             80004C101    4459        464        SH                 SOLE                464
Schering Plough         COM             806605101     369         22        SH                 SOLE                 22
SPDR Trust Unit SR 1    INDEX           78462F103    3178         35        SH                 SOLE                 35
Spectrum Control        COM             847615101    2023        329        SH                 SOLE                329
Telefonos De Mexico     SPON ADR ORD L  879403780    1910         91        SH                 SOLE                 91
Telmex Internacional    COM             879690105    1005         88        SH                 SOLE                 88
Templeton Global Inc.   COM             880198106      78         10        SH                 SOLE                 10
Texas Instruments       COM             882508104    2580        166        SH                 SOLE                166
Time Warner             COM             887317105     308         31        SH                 SOLE                 31
U.S. Bancorp            COM NEW         902973304     304         12        SH                 SOLE                 12
United Technologies     COM             913017109    1363         25        SH                 SOLE                 25
UPS Class B             CL B            911312106    2501         45        SH                 SOLE                 45
V F Corp.               COM             918204108    5407         99        SH                 SOLE                 99
Verizon                 COM             92343V104   20889        616        SH                 SOLE                616
Viacom Inc              CL A            92553p102     618         31        SH                 SOLE                 31
WalMart                 COM             931142103     976         17        SH                 SOLE                 17

Windstream Corp         COM             97381w104    1342        146        SH                 SOLE                146
Wyeth                   COM             983024100   11184        298        SH                 SOLE                298
Xilinx Inc              COM             983919101    2165        121        SH                 SOLE                121